RETIREMENT BENEFIT PLANS - Summary of Net Assets Recognised (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of net defined benefit liability (asset) [abstract]
Present value of defined benefit obligations	£ (6,974)	£ (7,127)
Fair value of scheme assets	7,513	7,629
Net defined benefit assets	£ 539	£ 502